Supplement dated October 9, 2025, to the Statutory Prospectus and Updating Summary Prospectus dated May 1, 2025 for the following variable annuity policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Odyssey (Offered before October 1, 2013)

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Select Variable Annuity

Pacific Value

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific Innovations Select

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Quest

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

The purpose of this supplement is to announce certain underlying fund changes. This supplement must be preceded or accompanied by the Updating Summary Prospectus or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 3, 2025, the allowable Investment Options in the LIVING BENEFIT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Allowable Investment Option as an eligible allocation for all Living Benefit Riders:

PSF Capital Appreciation Portfolio

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

•	The Subadvisor for the Pacific Select Fund Small-Cap Growth will change from MFS Investment Management to Goldman Sachs Asset Management L.P (“GSAM”).
•	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.
•	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

VASUPP1025B

VANYSUPP1025B